Acquisitions/Dispositions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Money Market Funds	Dec. 31, 2009 Martin Kelly Capital Management	Dec. 31, 2011 CSI Capital Management	Dec. 31, 2009 CSI Capital Management	Dec. 31, 2009 Epic Advisors, Inc.
Significant Acquisitions and Disposals [Line Items]
Description	Disposition of certain money market fund management business	Acquisition of assets of Martin Kelly Capital Management	Acquisition of certain additional assets of CSI Capital Management	Acquisition of certain assets of CSI Capital Management	Acquisition of assets of Epic Advisors, Inc.
Date	various	12/22/2009	5/9/2011	11/30/2009	4/1/2009
Cash or other consideration (paid)/received	$ 7	$ (2)	$ (19)	$ (3)	$ (2)
Goodwill	0	1	20	1	5
Other Intangibles	11	1	7	2	1
Gain/ (Loss)	$ 18	$ 0	$ 0	$ 0	$ 0
Comments		Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.